Subsequent Events- Additional Information (Detail) - USD ($)											1 Months Ended											6 Months Ended	12 Months Ended
	Oct. 14, 2015	Aug. 13, 2015	Aug. 07, 2015	Jul. 09, 2015	Jul. 07, 2015	Apr. 06, 2015	Mar. 09, 2015	Feb. 09, 2015	Oct. 07, 2014	Aug. 13, 2014	Sep. 29, 2015	Aug. 19, 2015	Jul. 27, 2015	Jan. 23, 2015	Sep. 24, 2014	Jul. 27, 2014	Jul. 23, 2014	Jun. 27, 2014	Jun. 16, 2014	Feb. 20, 2014	Mar. 26, 2013	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Oct. 15, 2015	Aug. 21, 2015	May. 29, 2015	May. 27, 2015	Dec. 02, 2014	May. 08, 2014	May. 02, 2014	Dec. 18, 2013
Subsequent Event [Line Items]
Debt instrument, interest rate, stated percentage																									10.00%
Number of shares called by warrants																						35,299	9,500	20,125
Warrants Issued During Period, Number of Warrants																						526,250
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross																				25,000		45,000	528,750	57,250
Share-Based Compensation Arrangements By Share-Based Payment Award, Options, Grants In Period, Weighted Average Exercise Price																				$ 6.40		$ 8.82	$ 8.17	$ 13.60
Stock Issued During Period, Shares, New Issues										27,500												505,250
Sale of Stock, Price Per Share																						$ 7.00
Stock Issued During Period, Value, New Issues																						$ 1,051,000	$ 2,605,000	$ 905,000
Stock Issued During Period, Shares, Issued for Services																						8,500
Stock Issued During Period, Value, Issued for Services									$ 2,420
Debt Instrument, Face Amount	$ 840,000									$ 4,000,000													7,500		$ 150,000
Interest Payable	$ 70,727
Class of Warrant or Right, Outstanding																											5,000
Received non-interest bearing advances from officer																							60,055
Repayments Short Term Advances																							$ 60,055
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 4.00																						$ 15.00
Debt Conversion, Original Debt, Amount																							$ 30,000
Debt Conversion, Converted Instrument, Shares Issued	227,682
Debt Conversion, Converted Instrument, Warrants or Options Issued	227,682
Warrant Expiration Term	5 years
Advisory Services [Member] | Extension One [Member]
Subsequent Event [Line Items]
Warrant Issued To Purchase Common Stock																12,500
Additional Monthly Fee For Services Rendered																$ 16,667
Advisory Services [Member] | Extension Two [Member]
Subsequent Event [Line Items]
Warrant Issued To Purchase Common Stock																5,000
Additional Monthly Fee For Services Rendered																$ 15,000
Bermuda Lender [Member]
Subsequent Event [Line Items]
Number of shares called by warrants																												186,682
Stock Issued During Period, Shares, New Issues																					30,000
Stock Issued During Period, Value, New Issues																					$ 480,000
Debt Instrument, Face Amount																												$ 4,410,937
Debt Instrument, Interest Rate, Effective Percentage																					11.00%									15.00%
Interest Payable																												$ 69,436
Class of Warrant or Right, Exercise Price of Warrants or Rights																												$ 15.00
Bermuda Lender [Member] | Research and Development Arrangement [Member]
Subsequent Event [Line Items]
Debt Instrument Prepayments of Debt																							266,297
Maximum [Member]
Subsequent Event [Line Items]
Debt Instrument, Increase, Accrued Interest																							$ 105,000
Class of Warrant or Right, Exercise Price of Warrants or Rights																							$ 15.00	$ 50.00
Minimum [Member]
Subsequent Event [Line Items]
Debt Instrument, Increase, Accrued Interest																							$ 90,000
Class of Warrant or Right, Exercise Price of Warrants or Rights																							$ 10.00	$ 18.80
Consultant
Subsequent Event [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross															3,750				3,000
Share-Based Compensation Arrangements By Share-Based Payment Award, Options, Grants In Period, Weighted Average Exercise Price															$ 6.60				$ 7.80
Stock Issued During Period, Shares, Issued for Services																	1,500
Stock Issued During Period, Value, Issued for Services																							$ 33,000
Director [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross						15,000
Share-Based Compensation Arrangements By Share-Based Payment Award, Options, Grants In Period, Weighted Average Exercise Price						$ 8.00
Warrant Issued To Purchase Common Stock																		30,000
Exchangeable Notes Payable
Subsequent Event [Line Items]
Debt instrument, interest rate, stated percentage																													10.00%		12.00%	12.00%
Number of shares called by warrants																						17,700
Debt Instrument, Face Amount																						$ 315,000
Proceeds from Convertible Debt																						$ 75,000
Debt Instrument, Interest Rate, Effective Percentage																																100.00%
Debt Instrument, Increase, Accrued Interest																							$ 3,646
Class of Warrant or Right, Exercise Price of Warrants or Rights																						$ 10.00
Debt Conversion, Original Debt, Amount																						$ 158,333
Debt Conversion, Converted Instrument, Shares Issued																						3,600
Debt Instrument, Convertible, Terms of Conversion Feature																						The convertible notes are convertible into shares of the Company's common stock during the five days prior to maturity and ending on the day immediately prior to maturity at a conversion price equal to the greater of (a) a range of 62% to 65% of the fair value of the Company's common stock or (b) $3.00 per share.
Exchangeable Notes Payable | Maximum [Member]
Subsequent Event [Line Items]
Debt instrument, interest rate, stated percentage																						12.00%
Debt Instrument, Convertible, Conversion Price																						$ 5.16	$ 4.40
Exchangeable Notes Payable | Minimum [Member]
Subsequent Event [Line Items]
Debt instrument, interest rate, stated percentage																						10.00%
Debt Instrument, Convertible, Conversion Price																						$ 4.44	$ 3.80
Officer [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount											$ 75,000
Proceeds from Issuance of Debt											$ 65,000
Subsequent Event
Subsequent Event [Line Items]
Debt instrument, interest rate, stated percentage																							12.00%
Warrants Issued During Period, Number of Warrants														5,000
Warrants Issued During Period, Exercise Price														$ 9.40
Sale of Stock, Price Per Share																							$ 5.00
Debt Instrument, Face Amount		$ 60,000																					$ 50,000
Proceeds from Convertible Debt																							$ 30,000
Debt Instrument, Convertible, Conversion Price																							$ 2.00
Class of Warrant or Right, Outstanding																						24,500
Debt Instrument Percentage For Fair Value																							55.00%
Debt Instrument, Increase, Accrued Interest																							$ 5,984
Sale of Stock, Number of Shares Issued in Transaction																							11,113
Received non-interest bearing advances from officer																							$ 60,055
Repayments Short Term Advances																							$ 60,055
Severance Payment							$ 125,000
Warrant Issued To Purchase Common Stock																							4,000
Investment Warrants, Exercise Price																							$ 15.00
Class of Warrant or Right, Exercise Price of Warrants or Rights																						$ 10.00
Subsequent Event | Advisory Services [Member] | Extension One [Member]
Subsequent Event [Line Items]
Warrant Issued To Purchase Common Stock		10,000
Investment Warrants, Exercise Price		$ 12.00
Additional Monthly Fee For Services Rendered		$ 15,000
Subsequent Event | Advisory Services [Member] | Extension Two [Member]
Subsequent Event [Line Items]
Warrant Issued To Purchase Common Stock		10,000
Investment Warrants, Exercise Price		$ 10.00
Subsequent Event | Employee Stock Option [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross								25,000
Share-Based Compensation Arrangements By Share-Based Payment Award, Options, Grants In Period, Weighted Average Exercise Price								$ 9.20
Subsequent Event | In Process Research and Development [Member]
Subsequent Event [Line Items]
Payments for (Proceeds from) Other Investing Activities																							$ 177,234
Subsequent Event | Japanese Pharmaceutical Company [Member]
Subsequent Event [Line Items]
Payments for (Proceeds from) Other Investing Activities																							$ 50,000
Subsequent Event | Maximum [Member]
Subsequent Event [Line Items]
Warrants Issued During Period, Exercise Price																						8.75	$ 15.00
Class of Warrant or Right, Exercise Price of Warrants or Rights																						50.00
Subsequent Event | Minimum [Member]
Subsequent Event [Line Items]
Warrants Issued During Period, Exercise Price																						7.00	$ 8.00
Class of Warrant or Right, Exercise Price of Warrants or Rights																						$ 11.60
Subsequent Event | Consultant | Immediately Vesting [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross																						201,750
Subsequent Event | Consultant | Vesting Over Two Years [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross																						317,000
Subsequent Event | Consultant | Vesting Over Three Months [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross																						7,500
Subsequent Event | Chief Executive Officer [Member]
Subsequent Event [Line Items]
Annual Salary							$ 400,000
Description for annual bonus of each year							The CEO is entitled to receive an annual bonus for 2015 equal to 50% of his annual base salary and an annual bonus for the years 2016 and 2017 equal to 50% of his annual base salary
Description for Chief Executive Officer receive severance amount one							the CEO would be entitled to receive severance in an amount equal to one time his then annual base salary and certain benefits, plus $100,000 (in lieu of bonus).
Description for Chief Executive Officer receive severance amount two							the CEO would be entitled to receive severance in an amount equal to one and one-half times his then annual base salary and certain benefits, plus $300,000 (in lieu of bonus).
Subsequent Event | Chief Executive Officer [Member] | Maximum [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues																						2,000,000
Stock Issued During Period, Shares, Issued for Services																						2,000,000
Subsequent Event | Chief Executive Officer [Member] | Minimum [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues																						1,000,000
Stock Issued During Period, Shares, Issued for Services																						1,000,000
Subsequent Event | Director [Member] | Maximum [Member]
Subsequent Event [Line Items]
Received non-interest bearing advances from officer																						$ 126,490
Subsequent Event | Director [Member] | Minimum [Member]
Subsequent Event [Line Items]
Received non-interest bearing advances from officer																						$ 67,990
Subsequent Event | Exchangeable Notes Payable
Subsequent Event [Line Items]
Debt Instrument, Face Amount				$ 100,000	$ 30,000
Proceeds from Convertible Debt		$ 50,000
Debt Instrument, Interest Rate, Effective Percentage		1.00%		10.00%
Debt Instrument, Convertible, Conversion Price					$ 4.89
Debt Conversion Original Debt Accrued Interest Amount					$ 1,736
Debt Conversion, Original Debt, Amount					$ 30,000
Debt Conversion, Converted Instrument, Shares Issued					6,490
Debt Instrument, Convertible, Terms of Conversion Feature		The convertible note is payable as follows: (i) $20,000 of the principal and the respective accrued interest on such principal is payable six months from the issuance date (the August Note First Maturity Date), (ii) $20,000 of principal and the respective accrued interest on such principal is payable two weeks following the August Note First Maturity Date, and (iii) $20,000 of principal and the respective accrued interest on such principal is payable one month following the August Note First Maturity Date. Each $20,000 of principal and the respective accrued interest on such principal is convertible into shares of the Companys common stock at the election of the Company during the period beginning five days prior to each maturity date and ending on the day immediately prior to each maturity date at a conversion price equal to the greater of (a) 62% of the fair value of the Companys stock or (b) $3.00 per share.	This note and the accrued interest are convertible into shares of the Companys common stock at the election of the Company during the period beginning five days prior to the maturity date and ending on the day immediately prior to the maturity date at a conversion price equal to 65% of the fair market value of the Companys stock or $3.00 per share	The convertible note is payable as follows: (i) $25,000 of the principal and the respective accrued interest on such principal is payable six months from the issuance date (the July Note First Maturity Date), (ii) $25,000 of principal and the respective accrued interest on such principal is payable two weeks following the July Note First Maturity Date, (iii) $25,000 of principal and the respective accrued interest on such principal is payable four weeks following the July Note First Maturity Date and (iv) $25,000 of principal and the respective accrued interest on such principal is payable six weeks following the July Note First Maturity Date. Each $25,000 of principal and the respective accrued interest on such principal is convertible into shares of the Companys common stock at the election of the Company during the period beginning five days prior to each maturity date and ending on the day immediately prior to each maturity date at a conversion price equal to the greater of (a) 62% of the fair value of the Companys stock or (b) $3.00 per share.								This note and the accrued interest are convertible into shares of the Companys common stock at the election of the Company during the period beginning five days prior to the maturity date and ending on the day immediately prior to the maturity date at a conversion price equal to 65% of the fair market value of the Companys stock or $3.00 per share	This note and the accrued interest is convertible into shares of the Companys common stock at the election of the Company during the period beginning five days prior to the maturity date and ending on the day immediately prior to the maturity date at a conversion price equal to 65% of the fair market value of the Companys stock or $3.00 per share
Subsequent Event | Six Months Note Payable
Subsequent Event [Line Items]
Number of shares called by warrants			50,000									1,885
Debt Instrument, Face Amount												$ 50,000	$ 50,000
Debt Instrument, Interest Rate, Effective Percentage												10.00%	10.00%
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 10									$ 10.00
Subsequent Event | Two Month Notes Payable
Subsequent Event [Line Items]
Debt Instrument, Face Amount																										$ 84,018
Accounts Payable, Interest-bearing																										$ 70,015
Subsequent Event | Investor
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues																						47,383
Stock Issued During Period, Value, New Issues																						$ 310,000
Subsequent Event | Investor | Maximum [Member]
Subsequent Event [Line Items]
Sale of Stock, Price Per Share																						$ 7.00
Class of Warrant or Right, Exercise Price of Warrants or Rights																						15.00
Subsequent Event | Investor | Minimum [Member]
Subsequent Event [Line Items]
Sale of Stock, Price Per Share																						6.00
Class of Warrant or Right, Exercise Price of Warrants or Rights																						$ 10.00
Subsequent Event | Investors [Member]
Subsequent Event [Line Items]
Warrants Issued During Period, Number of Warrants																							42,542
Stock Issued During Period, Shares, New Issues																							135,167
Stock Issued During Period, Value, New Issues																							$ 801,000
Subsequent Event | Investors [Member] | Maximum [Member]
Subsequent Event [Line Items]
Sale of Stock, Price Per Share																							$ 9.20
Subsequent Event | Investors [Member] | Minimum [Member]
Subsequent Event [Line Items]
Sale of Stock, Price Per Share																							$ 5.00
Subsequent Event | Consultants [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Issued for Services																							13,515
Stock Issued During Period, Value, Issued for Services																							$ 73,528
Subsequent Event | Consultants [Member] | Immediately Vesting [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross														625
Subsequent Event | Consultants [Member] | Vesting Over One Year [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross														625
Subsequent Event | Consultants [Member] | Vesting Over Three Months [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross														3,750
Subsequent Event | Lenders [Member] | Exchangeable Notes Payable
Subsequent Event [Line Items]
Number of shares called by warrants				3,300
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 10.00
Subsequent Event | Lenders [Member] | Six Months Note Payable
Subsequent Event [Line Items]
Number of shares called by warrants			1,500										1,500
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 10.00										$ 10.00